Income Taxes - Reconciliation of Income Tax Expense Computed at Statutory Tax Rates Compared to Effective Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Statutory rate	35.00%	35.00%	35.00%
Federal tax credits	(2.80%)	(0.90%)	(1.00%)
Uncertain tax positions	2.30%	0.20%	(0.60%)
Foreign rate differential	(5.50%)	(4.00%)	(5.30%)
Foreign deferred tax liability on unremitted earnings	7.50%	9.10%	8.90%
State income taxes, net of Federal benefit	1.70%	2.00%	1.60%
Change in valuation allowance	(0.80%)	(1.70%)	(2.60%)
Non-deductible meals	0.20%	0.30%	0.20%
Share based compensation	(0.10%)	0.00%	1.90%
Other	(0.70%)	(0.50%)	(0.40%)
Effective Income Tax Rate	36.80%	39.50%	37.70%